STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended
	Aug. 13, 2024	Feb. 28, 2024	May 31, 2024	Jan. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, shares authorized (in shares)					600,000,000.0
Common stock, shares authorized (in shares)					300,000,000
Preferred stock, shares authorized (in shares)					300,000,000.0
Common stock, shares outstanding (in shares)					95,138,000		95,041,000
Preferred stock, shares outstanding (in shares)					0
Common stock initially reserved for issuance (in shares)					7,400,000
Shares available for future issuance (in shares)					5,100,000
Shares available for future issuance under awards granted (in shares)					1,600,000
Stock-based compensation expense					$ 1,400	$ 1,800
Unrecognized compensation cost					13,100
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08		$ 0.08
Value of cash dividend paid			$ 7,800
Amount available to declare or pay a dividend					669,600
Net gains (losses)					44,159	65,436
Interest expense					17,182	17,948
Cost of sales					$ 1,917,211	$ 1,926,697
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years